Net Loss per Share - Computation of Denominators Used in Net Loss per Share (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic:
Basic (in shares)	19,203,089	19,181,898	19,193,932	19,134,096
Diluted:
Basic (in shares)	19,203,089	19,181,898	19,193,932	19,134,096
Diluted (in shares)	19,203,089	19,181,898	19,193,932	19,134,096
Cara Therapeutics, Inc.
Basic:
Basic (in shares)	1,524,116	1,516,336	1,520,913	1,504,141	1,490,377
Diluted:
Basic (in shares)	1,524,116	1,516,336	1,520,913	1,504,141	1,490,377
Common stock equivalents	0	0	0	0	0
Diluted (in shares)	1,524,116	1,516,336	1,520,913	1,504,141	1,490,377